Other investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other investments
Other investments - current	$ 69,308	$ 50,365
Other investments - non-current	18,533	17,903
Financial assets at fair value through other comprehensive income
Other investments
Other investments - non-current	$ 3,092	$ 2,969
T Bill ETF Bil 1 To 3 Months | Minimum.
Other investments
Maturity term	1 month	1 month
T Bill ETF Bil 1 To 3 Months | Maximum.
Other investments
Maturity term	3 months	3 months
T Bill ETF Bil 1 To 3 Months | Financial assets measured at fair value
Other investments
Other investments - current	$ 14,875	$ 14,818
US treasury notes at rate of 1.5 | Financial assets at amortized cost
Other investments
Other investments - current		$ 35,547
US treasury notes at rate of 1.5 | Held-to-maturity investments
Other investments
Interest rate	1.50%	1.50%
0% US treasury bills | Financial assets at amortized cost
Other investments
Other investments - current	$ 24,714
0% US treasury bills | Held-to-maturity investments
Other investments
Interest rate	0.00%	0.00%
0.875% US treasury bills | Financial assets at amortized cost
Other investments
Other investments - current	$ 14,736
0.875% US treasury bills | Held-to-maturity investments
Other investments
Interest rate	0.875%	0.875%
0.125% US treasury bills | Financial assets at amortized cost
Other investments
Other investments - current	$ 14,983
0.125% US treasury bills | Held-to-maturity investments
Other investments
Interest rate	0.125%	0.125%
Federal bonds German government at rate of 1.7 | Financial assets measured at fair value
Other investments
Interest rate	1.70%	1.70%
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Other investments - non-current	$ 15,441	$ 14,934
Debt securities | Held-to-maturity investments | Minimum.
Other investments
Maturity term	1 month
Interest rate	0.00%
Debt securities | Held-to-maturity investments | Maximum.
Other investments
Maturity term	3 months
Interest rate	1.50%
Debt securities | Financial assets available-for-sale
Other investments
Maturity term	10 years
Interest rate	1.70%